Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Ensco Rowan plc
Entity Central Index Key	0000314808
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Entity Emerging Growth Company	false